Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) - General and administrative expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expenses
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	€ (44,300)	€ (39,540)	€ (60,471)
Reimbursement payments and funding received related to economic assistance programs to address the consequences of the COVID-19 pandemic	(8,716)	(27,414)
Net (gain) loss from changes in the fair value of investments, mainly related to equity investments	66,151	(20,938)	(97,375)
(Gain) loss from right-of-use assets	(4,975)	(12,867)
Net (gain) loss from the sale of investments and divestitures	(4,054)	(41,938)	(28,720)
Net (gain) loss related to variable payments outstanding for acquisitions mainly due to revaluation	(6,716)	(1,996)	(41,537)
Impairment loss on property, plant and equipment, intangible assets and right-of-use assets	36,554	2,758	37,520
(Gain) loss from the settlement of pension plans	(374)	(331)	(4,754)
Net (gain) loss from the sale of fixed and intangible assets	(21,141)	17,358	28,911
Restructuring costs	€ 62,862		€ 91,689
Latin America Segment
Selling, general and administrative expenses
Impairment loss		€ 194,468